VARIABLE INTEREST ENTITY (VIEs) (Tables)	12 Months Ended
Dec. 31, 2016
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of Sale Leaseback Transactions
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of December 31, 2016:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	225.8	November 2018	128.3	November 2025
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of December 31, 2016:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Tundra	November 2015	254.6	194.1	November 2018	114.6	November 2025

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of our payment obligations under the bareboat charter with Tundra SPV as of December 31, 2016 is shown below:

(in thousands of $)	2017	2018	2019	2020	2021	After 2021
Golar Tundra*	20,910	20,446	19,934	19,466	18,953	68,097

*The payment obligation table includes variable rental payments due under the lease based on an assumed LIBOR of 0.39% plus margin but excludes the repurchase obligation at the end of lease term.
A summary of our payment obligations under the bareboat charter with Eskimo SPV as of December 31, 2016 is shown below:

(in $ thousands)	2017	2018	2019	2020	2021	After 2021
Golar Eskimo*	22,963	22,437	21,859	21,330	20,755	74,463

*The payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR of 0.39% plus margin but excludes the repurchase obligation at the end of lease term.

Schedule of Variable Interest Entities
The most significant impact of consolidation of Eskimo SPV’s assets and liabilities on our condensed consolidated balance sheet is as follows:

(in $ thousands)	2016	2015
Assets
Restricted cash (refer to note 17)	—	4,031

Liabilities
Long-term debt (refer to note 21)	232,931	254,070

Balance Sheet of Variable Interest Entity
The following table summarizes the balance sheets of PTGI as of December 31, 2016 and 2015:

(in thousands of $)	2016	2015
ASSETS
Cash	14,124	14,783
Restricted cash	10,361	10,281
Vessels and equipment, net*	290,638	311,751
Other assets	12,121	14,552
Total assets	327,244	351,367

LIABILITIES AND EQUITY
Accrued liabilities	9,989	9,247
Current portion of long-term debt	13,633	13,263
Amounts due to related parties	135,809	172,979
Long-term debt	102,500	96,346
Other liabilities	68	158
Total liabilities	261,999	291,993
Total equity	65,245	59,374
Total liabilities and equity	327,244	351,367

*PTGI recorded the NR Satu at the acquisition price when it purchased the vessel from a Golar related party entity. However, as of the date of the acquisition of the subsidiaries which own and operate the NR Satu, the acquisition was deemed to be a reorganization of entities under common control, and accordingly, we recorded the NR Satu at historical book values.